Commitments and Contingencies (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2025 CNY (¥)
Hotel Service [Member]
Commitments and Contingencies [Line Items]
Purchase amounts of hotel service	¥ 18,897